CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	[1]	$ 182	$ 220
Accounts receivable (net of allowance for doubtful accounts)	[1]	388	324
Accounts receivable from affiliates		13	0
Inventories	[1]	420	440
Prepaid expenses		15	24
Other current assets		47	49
Total current assets		1,065	1,057
Property, plant and equipment, net	[1]	893	947
Operating lease right-of-use assets, net	[1]	34	38
Intangible assets, net	[1]	15	17
Investment in unconsolidated affiliates		105	104
Deferred income taxes		29	33
Other noncurrent assets		191	161
Total assets		2,332	2,357
Current liabilities:
Accounts payable	[1]	282	240
Accounts payable to affiliates		20	22
Accrued liabilities	[1]	120	118
Current operating lease liability	[1]	7	8
Current portion of debt	[1]	5	7
Total current liabilities		434	395
Long-term debt		949	950
Operating lease liability		30	33
Other noncurrent liabilities		314	338
Noncurrent payable to affiliates		17	17
Total liabilities		1,744	1,733
Commitments and contingencies (Notes 11 and 12)
Equity
Ordinary shares $0.001 par value, 200 shares authorized, each, 107 issued and outstanding, each		0	0
Additional paid-in capital		1,333	1,330
Retained deficit		(427)	(383)
Accumulated other comprehensive loss		(324)	(329)
Total Venator Materials PLC shareholders' equity		582	618
Noncontrolling interest in subsidiaries		6	6
Total equity		588	624
Total liabilities and equity		$ 2,332	$ 2,357

[1]	At June 30, 2021 and December 31, 2020, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 and $3 of cash and cash equivalents; $4 and $5 of accounts receivable, net; $3 and $2 of inventories; $3 and $4 property, plant and equipment, net; $1 each of operating lease right-of-use assets; $7 and $8 of intangible assets, net; $1 and $2 of accounts payable; $2 and $4 of accrued liabilities; and nil and $2 of current portion of debt. See "Note 5. Variable Interest Entities."